10. Convertible Promissory Notes Payable: Convertible Notes Payable (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Convertible Note Payable - Net of Discounts	$ 0	$ 0	$ 5,833
Convertible Note Payable
Long-term Debt, Gross		0	35,000
Less: Discounts		$ 0	$ 29,167